Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earning Per Shares, Basic and Diluted

The schedule of loss per share, basic and diluted is as follows:

For The Three Months Ended September 30,	2026	2025
Net (loss) income attributable to common stockholders	$(979,394)	$179,508
Weighted average shares outstanding – basic	1,027,845	242,268
Basic net (loss) income per share	$(0.95)	$0.74
Net (loss) income attributable to common stockholders	$(979,394)	$179,508
Weighted average shares outstanding – diluted	1,027,845	259,242
Diluted net (loss) income per share	$(0.95)	$0.69

For The Nine Months Ended September 30,	2026	2025
Net loss	$(4,271,846)	$(1,578,406)
Deemed dividends	$(1,068,758)	-
Net loss attributable to common stockholders	$(5,340,604)	$(1,578,406)
Weighted average shares outstanding – basic and diluted	660,939	236,630
Basic and diluted net loss per share	$(8.08)	$(6.67)

The schedule of loss per shares, basic and diluted is as follows:

For The Year Ended December 31,	2025	2024
Net loss	$(2,160,998)	$(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)	-
Net loss attributable to common stockholders	(2,402,433)	(48,319,475)
Weighted average shares outstanding - basic and diluted	243,471	231,073
Basic and diluted net loss per share	$(9.87)	$(209.11)

Schedule of Weighted Average Shares Outstanding - Basic and Diluted

The following is a schedule of the weighted average shares outstanding - basic and diluted, for the year ended December 31, 2025 and December 31, 2024.

Weighted Average Shares Calculation - Basic and Diluted	Year Ended December 31,
	2025	2024
Weighted average shares	243,471	231,073

Schedule of Share-based Equity Awards and Warrants Excluded from Computation of Earnings

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Shares to be issued to Abaca shareholders	-	-	-	3,126
Stock options	38,770	29,475	38,770	42,832
Restricted stock	-	-	-	121
Series A Convertible Preferred Stock	370	-	370	370
Series B Convertible Preferred Stock	1,456,187	333,274	1,456,187	333,274
Warrants	871,252	216,781	871,252	216,781
Total	2,366,579	579,530	2,366,579	596,504

	Year Ended December 31,
	2025	2024
Shares to be issued to Abaca shareholders	-	3,125
Stock options	44,885	9,473
Conversion of Series B Convertible Preferred Stock	333,275	-
Conversion of preferred stock	370	370
Warrants	216,784	50,155
Total	595,314	63,123